Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2016
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2016, 2015 and 2014

(All currency expressed in United States dollars in thousands)

		Additions
	Balance at	Charged to		Balance at
	Beginning of	Expense		End of
	Year	(Recovery)	Deductions	Year
December 31, 2014
Accounts receivable, allowance for doubtful accounts	$14,891	$(474)	$(2,278)	$12,139
December 31, 2015
Accounts receivable, allowance for doubtful accounts	$12,139	$5,028	$(3,114)	$14,053
December 31, 2016
Accounts receivable, allowance for doubtful accounts	$14,053	$23,758	$(5,967)	$31,844